Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE GROUP EQUITY FUNDS IV
Entity Central Index Key	0000778108
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000212937 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Opportunity Fund(formerly, Macquarie Opportunity Fund)
Class Name	Class R6
Trading Symbol	FIVVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Opportunity Fund (Fund) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$41	0.78%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 535,846,752
Holdings Count | Holding	95	[2]
Advisory Fees Paid, Amount	$ 1,762,155
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$535,846,752
Total number of portfolio holdings*	95
Total advisory fees paid (during reporting period)	$1,762,155
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation*

Industrials	22.16%
Financials	18.09%
Information Technology	10.46%
Utilities	8.40%
Energy	8.39%
Consumer Discretionary	8.24%
Real Estate	7.03%
Materials	6.24%
Healthcare	4.78%
Consumer Staples	3.36%
Communication Services	0.57%

Top 10 equity holdings

Targa Resources	1.87%
Ross Stores	1.74%
Regal Rexnord	1.65%
ITT	1.64%
Teradyne	1.64%
Valero Energy	1.63%
Marriott International Class A	1.63%
Twilio Class A	1.58%
Xcel Energy	1.51%
CMS Energy	1.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]

Top 10 equity holdings

Targa Resources	1.87%
Ross Stores	1.74%
Regal Rexnord	1.65%
ITT	1.64%
Teradyne	1.64%
Valero Energy	1.63%
Marriott International Class A	1.63%
Twilio Class A	1.58%
Xcel Energy	1.51%
CMS Energy	1.47%

C000212938 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Opportunity Fund(formerly, Macquarie Opportunity Fund)
Class Name	Institutional Class
Trading Symbol	FIVUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Opportunity Fund (Fund) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$45	0.86%
^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[3]
Net Assets	$ 535,846,752
Holdings Count | Holding	95	[4]
Advisory Fees Paid, Amount	$ 1,762,155
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$535,846,752
Total number of portfolio holdings*	95
Total advisory fees paid (during reporting period)	$1,762,155
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation*

Industrials	22.16%
Financials	18.09%
Information Technology	10.46%
Utilities	8.40%
Energy	8.39%
Consumer Discretionary	8.24%
Real Estate	7.03%
Materials	6.24%
Healthcare	4.78%
Consumer Staples	3.36%
Communication Services	0.57%

Top 10 equity holdings

Targa Resources	1.87%
Ross Stores	1.74%
Regal Rexnord	1.65%
ITT	1.64%
Teradyne	1.64%
Valero Energy	1.63%
Marriott International Class A	1.63%
Twilio Class A	1.58%
Xcel Energy	1.51%
CMS Energy	1.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]

Top 10 equity holdings

Targa Resources	1.87%
Ross Stores	1.74%
Regal Rexnord	1.65%
ITT	1.64%
Teradyne	1.64%
Valero Energy	1.63%
Marriott International Class A	1.63%
Twilio Class A	1.58%
Xcel Energy	1.51%
CMS Energy	1.47%

C000240404 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Opportunity Fund(formerly, Macquarie Opportunity Fund)
Class Name	Class R
Trading Symbol	FIZRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Opportunity Fund (Fund) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R	$71	1.36%
^	Annualized.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.36%	[5]
Net Assets	$ 535,846,752
Holdings Count | Holding	95	[6]
Advisory Fees Paid, Amount	$ 1,762,155
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$535,846,752
Total number of portfolio holdings*	95
Total advisory fees paid (during reporting period)	$1,762,155
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation*

Industrials	22.16%
Financials	18.09%
Information Technology	10.46%
Utilities	8.40%
Energy	8.39%
Consumer Discretionary	8.24%
Real Estate	7.03%
Materials	6.24%
Healthcare	4.78%
Consumer Staples	3.36%
Communication Services	0.57%

Top 10 equity holdings

Targa Resources	1.87%
Ross Stores	1.74%
Regal Rexnord	1.65%
ITT	1.64%
Teradyne	1.64%
Valero Energy	1.63%
Marriott International Class A	1.63%
Twilio Class A	1.58%
Xcel Energy	1.51%
CMS Energy	1.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]

Top 10 equity holdings

Targa Resources	1.87%
Ross Stores	1.74%
Regal Rexnord	1.65%
ITT	1.64%
Teradyne	1.64%
Valero Energy	1.63%
Marriott International Class A	1.63%
Twilio Class A	1.58%
Xcel Energy	1.51%
CMS Energy	1.47%

C000240403 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Opportunity Fund(formerly, Macquarie Opportunity Fund)
Class Name	Class C
Trading Symbol	FIVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Opportunity Fund (Fund) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$98	1.86%
^	Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.86%	[7]
Net Assets	$ 535,846,752
Holdings Count | Holding	95	[8]
Advisory Fees Paid, Amount	$ 1,762,155
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$535,846,752
Total number of portfolio holdings*	95
Total advisory fees paid (during reporting period)	$1,762,155
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation*

Industrials	22.16%
Financials	18.09%
Information Technology	10.46%
Utilities	8.40%
Energy	8.39%
Consumer Discretionary	8.24%
Real Estate	7.03%
Materials	6.24%
Healthcare	4.78%
Consumer Staples	3.36%
Communication Services	0.57%

Top 10 equity holdings

Targa Resources	1.87%
Ross Stores	1.74%
Regal Rexnord	1.65%
ITT	1.64%
Teradyne	1.64%
Valero Energy	1.63%
Marriott International Class A	1.63%
Twilio Class A	1.58%
Xcel Energy	1.51%
CMS Energy	1.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]

Top 10 equity holdings

Targa Resources	1.87%
Ross Stores	1.74%
Regal Rexnord	1.65%
ITT	1.64%
Teradyne	1.64%
Valero Energy	1.63%
Marriott International Class A	1.63%
Twilio Class A	1.58%
Xcel Energy	1.51%
CMS Energy	1.47%

C000212936 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Opportunity Fund(formerly, Macquarie Opportunity Fund)
Class Name	Class A
Trading Symbol	FIUSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Opportunity Fund (Fund) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$58	1.11%
^	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%	[9]
Net Assets	$ 535,846,752
Holdings Count | Holding	95	[10]
Advisory Fees Paid, Amount	$ 1,762,155
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$535,846,752
Total number of portfolio holdings*	95
Total advisory fees paid (during reporting period)	$1,762,155
Portfolio turnover rate	8%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.16%
Financials	18.09%
Information Technology	10.46%
Utilities	8.40%
Energy	8.39%
Consumer Discretionary	8.24%
Real Estate	7.03%
Materials	6.24%
Healthcare	4.78%
Consumer Staples	3.36%
Communication Services	0.57%

Top 10 equity holdings
Targa Resources	1.87%
Ross Stores	1.74%
Regal Rexnord	1.65%
ITT	1.64%
Teradyne	1.64%
Valero Energy	1.63%
Marriott International Class A	1.63%
Twilio Class A	1.58%
Xcel Energy	1.51%
CMS Energy	1.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Targa Resources	1.87%
Ross Stores	1.74%
Regal Rexnord	1.65%
ITT	1.64%
Teradyne	1.64%
Valero Energy	1.63%
Marriott International Class A	1.63%
Twilio Class A	1.58%
Xcel Energy	1.51%
CMS Energy	1.47%

C000212968 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Growth and Income Fund(formerly, Macquarie Growth and Income Fund)
Class Name	Class A
Trading Symbol	FGINX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Growth and Income Fund (Fund) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$53	0.99%
^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%	[11]
Net Assets	$ 1,807,839,115
Holdings Count | Holding	57	[12]
Advisory Fees Paid, Amount	$ 4,884,494
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,807,839,115
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,884,494
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	21.79%
Healthcare	17.94%
Communication Services	12.35%
Information Technology	10.47%
Industrials	8.94%
Energy	8.43%
Consumer Discretionary	7.50%
Consumer Staples	5.59%
Materials	3.04%

Top 10 equity holdings
Exxon Mobil	5.94%
Cisco Systems	4.37%
AT&T	3.89%
Citigroup	3.80%
Gilead Sciences	3.76%
Bristol-Myers Squibb	3.59%
Micron Technology	3.35%
Philip Morris International	3.20%
McKesson	3.05%
Newmont	3.04%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Exxon Mobil	5.94%
Cisco Systems	4.37%
AT&T	3.89%
Citigroup	3.80%
Gilead Sciences	3.76%
Bristol-Myers Squibb	3.59%
Micron Technology	3.35%
Philip Morris International	3.20%
McKesson	3.05%
Newmont	3.04%

C000212967 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Growth and Income Fund(formerly, Macquarie Growth and Income Fund)
Class Name	Institutional Class
Trading Symbol	FGIPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Growth and Income Fund (Fund) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Institutional Class	$39	0.74%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%	[13]
Net Assets	$ 1,807,839,115
Holdings Count | Holding	57	[14]
Advisory Fees Paid, Amount	$ 4,884,494
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,807,839,115
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,884,494
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	21.79%
Healthcare	17.94%
Communication Services	12.35%
Information Technology	10.47%
Industrials	8.94%
Energy	8.43%
Consumer Discretionary	7.50%
Consumer Staples	5.59%
Materials	3.04%

Top 10 equity holdings
Exxon Mobil	5.94%
Cisco Systems	4.37%
AT&T	3.89%
Citigroup	3.80%
Gilead Sciences	3.76%
Bristol-Myers Squibb	3.59%
Micron Technology	3.35%
Philip Morris International	3.20%
McKesson	3.05%
Newmont	3.04%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Exxon Mobil	5.94%
Cisco Systems	4.37%
AT&T	3.89%
Citigroup	3.80%
Gilead Sciences	3.76%
Bristol-Myers Squibb	3.59%
Micron Technology	3.35%
Philip Morris International	3.20%
McKesson	3.05%
Newmont	3.04%

C000212969 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Growth and Income Fund(formerly, Macquarie Growth and Income Fund)
Class Name	Class R6
Trading Symbol	FGIQX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Nomura Growth and Income Fund (Fund) for the period of October 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$35	0.66%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[15]
Net Assets	$ 1,807,839,115
Holdings Count | Holding	57	[16]
Advisory Fees Paid, Amount	$ 4,884,494
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,807,839,115
Total number of portfolio holdings*	57
Total advisory fees paid (during reporting period)	$4,884,494
Portfolio turnover rate	17%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Financials	21.79%
Healthcare	17.94%
Communication Services	12.35%
Information Technology	10.47%
Industrials	8.94%
Energy	8.43%
Consumer Discretionary	7.50%
Consumer Staples	5.59%
Materials	3.04%

Top 10 equity holdings
Exxon Mobil	5.94%
Cisco Systems	4.37%
AT&T	3.89%
Citigroup	3.80%
Gilead Sciences	3.76%
Bristol-Myers Squibb	3.59%
Micron Technology	3.35%
Philip Morris International	3.20%
McKesson	3.05%
Newmont	3.04%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Exxon Mobil	5.94%
Cisco Systems	4.37%
AT&T	3.89%
Citigroup	3.80%
Gilead Sciences	3.76%
Bristol-Myers Squibb	3.59%
Micron Technology	3.35%
Philip Morris International	3.20%
McKesson	3.05%
Newmont	3.04%

[1]	Annualized.
[2]	Excludes cash and cash equivalents.
[3]	Annualized.
[4]	Excludes cash and cash equivalents.
[5]	Annualized.
[6]	Excludes cash and cash equivalents.
[7]	Annualized.
[8]	Excludes cash and cash equivalents.
[9]	Annualized.
[10]	Excludes cash and cash equivalents.
[11]	Annualized.
[12]	Excludes cash and cash equivalents.
[13]	Annualized.
[14]	Excludes cash and cash equivalents.
[15]	Annualized.
[16]	Excludes cash and cash equivalents.